Non-Controlling Interest (Details) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 29, 2019
Non-Controlling Interest (Textual)
Non controlling interest			$ (1,509,456)	$ (368,533)
Shares issued					112
Additional paid in capital					$ 10,672
Net loss attributable to non-controlling interests		$ (14,045)	$ (1,430,176)	$ (302,762)
Related party description	Total 1 billion SMPT tokens are offered by Smart Pharmaceutical Limited Partnership ("SPLP"), a wholly owned subsidiary of the Group. In July 2019, SPLP transferred 100,000,000 SMPT tokens to Aenco Solutions Limited, a related party of the Group, in exchange for the services related to the tokens creation, offering and 5-year consultancy service. Amount of $300,000 were classified as a component of non-controlling interests within the Group's consolidated financial statements. The remaining 900,000,000 SMPT tokens are remained and kept by SPLP.
Aptus Biotechnology [Member]
Non-Controlling Interest (Textual)
Non-controlling interest rate				1.00%
mTOR [Member]
Non-Controlling Interest (Textual)
Non-controlling interest rate			10.00%	10.00%
Aptorum Medical Limited [Member]
Non-Controlling Interest (Textual)
Non-controlling interest rate			6.00%	5.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest (Textual)
Increase of equity interest percentage					5.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest (Textual)
Increase of equity interest percentage					6.00%
Lanither Life Sciences Limited [Member]
Non-Controlling Interest (Textual)
Non-controlling interest rate			20.00%	20.00%
Acticule [Member]
Non-Controlling Interest (Textual)
Non-controlling interest rate			20.00%	20.00%